Write downs and other provisions	12 Months Ended
Dec. 31, 2022
Detailed Information About Writedowns And Other Provisions [Abstract]
Write downs and other provisions
12. Write downs and other provisions
The following table provides a breakdown for write downs and other provisions:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Provision for legal expenses	895	(12,257)	(2,484)
Provision for Agnona disposal and write downs	—	(6,150)	(988)
Provision for restoration obligations for leased stores	374	(349)	(1,992)
Reversal/(Loss) allowance on trade receivables	(30)	498	(3,636)
Other provisions	(1,253)	(1,229)	2,922
Total write downs and other provisions	(14)	(19,487)	(6,178)
The provision for legal expenses in 2021 includes €12,192 thousand recognized as a result of an unfavorable judgment handed down against the Group in February 2022 in respect of a legal claim related to a lease agreement in the United States. For additional information see Note 33 — Provisions for risks and charges.
Provision for Agnona disposal and write downs includes €6,006 thousand related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in Agnona in January 2021, for which the Group was required to compensate Agnona in accordance with the terms of the related sale agreement, as well as €144 thousand relating to the write down of the Group’s remaining 30% stake in Agnona.
Write downs and other provisions include releases of previously recognized provisions.